CHANGES IN FUTURE ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
CHANGES IN FUTURE ACCOUNTING STANDARDS
CHANGES IN FUTURE ACCOUNTING STANDARDS

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC 606). The update is intended to clarify the principles of recognizing revenue, and to develop a common revenue standard for U.S. GAAP and IFRS that would remove inconsistencies in revenue requirements, leading to improved comparability of revenue recognition practices across entities and industries. ASC 606 contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The new standard is effective for annual and interim financial statements for fiscal years beginning after December 15, 2017. Early application is permitted in fiscal years beginning after December 15, 2016. We will adopt the full retrospective transition method in the first quarter of 2018. The new revenue standards, under our current business model, are not expected to have a material impact on the amount and timing of revenue recognized. We have identified and have commenced the development of appropriate changes to our business processes, systems, and controls to support recognition and disclosure under the new standard.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This update is to improve transparency and comparability among organizations by requiring lessees to recognize right-of-use assets and lease liabilities on the balance sheet and requiring additional disclosure about leasing arrangements. The standard is effective for fiscal years beginning after December 15, 2018. Early application is permitted. We are in the process of evaluating the impact of this update and cannot reasonably estimate the effect on our financial statements and business at this time.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments. This update will replace the incurred loss impairment methodology for credit losses on financial instruments with a methodology that requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. We are in the process of evaluating the impact of this update and cannot reasonably estimate the effect on our financial statements and business at this time.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. The update addresses eight specific cash flow issues with the objective of reducing diversity in practice. The standard is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal periods. Early application is permitted. We will adopt the standard in the first quarter of 2018. The update does not have a material impact on our financial statements.